Summary of significant accounting policies: - Revenue recognition (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Revenue Recognition
Number of electric distribution cooperative members | item	38
Number of services provided | item	2
Minimum margins for interest ratio under the first mortgage indenture	1.10	1.10	1.10
Targeted margins for interest ratio	1.14	1.14
Achieved margins for interest ratio	1.14	1.14	1.14
Refund liability	$ 30,870,000	$ 29,149,000
Total revenues	1,480,113,000	1,434,196,000	$ 1,507,231,000
Vogtle Units No. 3 & No. 4
Operating revenues
Recovery of financing costs	12,229,000	11,000,000	16,096,000
Cumulative recovery of financing costs	$ 66,316,000
Additional collection period (in years)	5 years
Billed amount	$ 15,435,000
Members
Revenue Recognition
Total revenues	$ 1,479,379,000	$ 1,433,830,000	$ 1,506,807,000
Jackson EMC | Total operating revenues | Revenues of members
Operating revenues
Concentration risk (as a percent)	14.10%	14.70%	14.30%
Cobb EMC | Total operating revenues | Revenues of members
Operating revenues
Concentration risk (as a percent)	13.90%	14.30%	13.70%
Sawnee EMC | Total operating revenues | Revenues of members
Operating revenues
Concentration risk (as a percent)			10.50%
Capacity revenues | Members
Revenue Recognition
Total revenues	$ 927,419,000	$ 912,421,000	$ 949,193,000
Energy revenues | Members
Revenue Recognition
Total revenues	$ 551,960,000	$ 521,409,000	$ 557,614,000